REVERSE MERGER ACCOUNTING (Details Narrative) - Creative Motion Technology, LLC [Member]	Mar. 06, 2022 USD ($)
ReverseMergerAccountingLineItems [Line Items]
Ownership percentage	100.00%
Loss on related party acquisition	$ 1,391,370